Investment Objectives and Goals - Defiance Long Pure Quantum ETF	Jan. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LONG PURE QUANTUM ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Long Pure Quantum ETF (the “Fund”) seeks long-term capital appreciation.